Virtus Growth & Income Fund,

a series of Virtus Equity Trust

Supplement dated June 10, 2013 to the Summary and

Statutory Prospectuses dated July 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

At a meeting held on June 5, 2013, the Board of Trustees of Virtus Growth & Income Fund (the “fund”) voted to replace the fund’s current subadviser with QS Investors, LLC (“QSI”).

Effective June 10, 2013, QSI is the subadviser to the fund. Accordingly, the prospectus is hereby amended by deleting all references to Euclid Advisors LLC as subadviser to the fund. Virtus Investment Advisers, Inc. will continue to serve as the fund’s investment adviser.

The fund’s principal investment strategies are being modified to reflect those employed by the portfolio management team at QSI. These changes to the fund’s current prospectuses are more fully described below and are effective on June 10, 2013.

The disclosure under “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby replaced in its entirety with the following:

Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equity securities, mainly common stocks. Although the fund may invest in companies of any size and from any country, it invests primarily in large U.S. companies. The subadviser may favor securities from different industries and companies at different times. At times, the fund’s assets may be invested in securities in relatively few industries or sectors.

The subadviser uses quantitative analysis to evaluate each company’s stock price relative to the company’s earnings, operating trends, market outlook and other measures of performance potential. The fund generally may invest in futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class to keep cash on hand to meet shareholder redemptions.

The following disclosure is hereby added under “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus:

Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.

Sector Focused Investing Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.